UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Bahamas ROF7 Mezz C Gap (Delaware), LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 5, 2021
Commission File Number of securitizer:                        N/A
Central Index Key Number of securitizer:                      0001767188

Jordan Mikes, Phone: (213) 356-3293
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒
☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  _________________________

_____________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): _______________________
Central Index Key Number of underwriter (if applicable):_____________________

______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.

This Form ABS-15G provides notice that the securitizer's obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3).  The last payment on the sole asset-backed security outstanding that was issued by the securitizer or an affiliate of the securitizer was made on May 15, 2020.  The trust fund underlying such sole asset-backed security was terminated, and such sole asset-backed security was retired, on June 8, 2020.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  February 5, 2021

BAHAMAS ROF7 MEZZ C GAP (DELAWARE), LLC

By:	/s/ Justin Guichard
Name: Justin Guichard
Title: Officer

By:	/s/ Bryan Sather
Name: Bryan Sather
Title: Officer